Financing Receivables - Summary of Aging of Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due (on non-accrual status)	$ 11,473	$ 13,184
Not past due	8,907	13,407
Total financing receivables	20,380	26,591
Chile
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due (on non-accrual status)	10,351	12,610
Not past due	8,494	11,758
Total financing receivables	18,845	24,368
Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due (on non-accrual status)	1,122	574
Not past due	413	1,649
Total financing receivables	1,535	2,223
Financing Receivables, Less Than One Year Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Amount past due	7,721	9,055
Financing Receivables, Less Than One Year Past Due | Chile
Financing Receivable, Recorded Investment, Past Due [Line Items]
Amount past due	6,800	8,711
Financing Receivables, Less Than One Year Past Due | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Amount past due	921	344
Financing Receivables, More Than One Year Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Amount past due	3,752	4,129
Financing Receivables, More Than One Year Past Due | Chile
Financing Receivable, Recorded Investment, Past Due [Line Items]
Amount past due	3,551	3,899
Financing Receivables, More Than One Year Past Due | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Amount past due	$ 201	$ 230